Equity - Additional Information (Detail)								6 Months Ended		12 Months Ended
	Jan. 27, 2022 EUR (€) shares	Jun. 30, 2021 EUR (€) shares	Mar. 29, 2021 EUR (€)	Mar. 12, 2021 EUR (€) shares € / shares	Jan. 27, 2021 EUR (€) shares	Mar. 17, 2020 EUR (€) € / shares shares	Mar. 12, 2020 EUR (€) € / shares shares	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) yr shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Jun. 30, 2022 $ / shares	Dec. 01, 2021 EUR (€)	Jun. 25, 2021 EUR (€)	Apr. 07, 2021 EUR (€)	Mar. 12, 2021 $ / shares	Jul. 31, 2020 € / shares shares
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Number of shares issued | shares		25,454,969						31,475,691	25,454,969	25,454,969	5,871,917							13,638,493
Par value per share | € / shares																		€ 0
Proceeds from issue of shares				€ 3,600,000
Number of shares bought back | shares					5,886,567			(24,993,271)	(5,886,567)	(5,886,567)
Proceeds from buy back of shares					€ 10,700,000
Number of instruments or interests issued or issuable | yr										13,149
Replacement of external loans															€ 203,000,000
Number of additional shares issued | shares		23,496,592
Gains losses on extinguishment of debt		€ 0
Transaction costs		€ 500,000						€ 21,611,000	€ 0	€ 7,107,000	€ 0	€ 0
Stockholders equity note, Conversion basis								one-for-one
Net assets										62,834,000	90,701,000
Purchase consideration transferred										52,556,000	55,800,000			€ 13,200,000
Payment for the repurchase of shares								€ 222,345,000	€ 10,731,000	€ 10,731,000	€ 0	€ 0
Shares conversion ratio	0.117%
Shares in issue prior to January 27, 2022
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Shares conversion ratio	0.117%
Knuttson Ltd And Chivers Ltd [Member]
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Percentage of significant influence acquired over the group										48.94%	20.34%
Parent [member]
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Transaction expenses			€ 1,400,000
Prepaid transaction costs			€ 100,000							€ 92,611
Net assets	€ 146,200,000
Purchase consideration transferred																€ 11,100,000
Payment for the repurchase of shares								€ 222,300,000
Repurchase Price Per Share | $ / shares													$ 10
Shares conversion ratio	0.117%
Parent [member] | Shares in issue prior to January 27, 2022
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Shares conversion ratio	0.117%
Knuttson Ltd [Member]
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Percentage of significant influence acquired over the group		48.94%						48.29%	48.94%
Chivers Ltd [Member]
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Percentage of significant influence acquired over the group		20.34%						20.07%	20.34%
Raging River [Member]
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Business acquisition equity interest issued or issuable value assigned				€ 16,700,000
Sports Entertainment Acquisition Corp [Member] | Major business combination [member]
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Earnout Shares | shares	50,969,088
Net assets	€ 146,200,000							€ 164,000,000
Purchase consideration transferred	272,800,000
Sports Entertainment Acquisition Corp [Member] | Warrants [Member] | Major business combination [member]
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Purchase consideration transferred								46,400,000
Sports Entertainment Acquisition Corp [Member] | Parent [member]
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Transaction expenses								1,400,000
Sports Entertainment Acquisition Corp [Member] | Parent [member] | Major business combination [member]
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Purchase consideration transferred	€ 272,800,000
Sports Entertainment Acquisition Corp [Member] | Ordinary shares [member] | Major business combination [member]
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Purchase consideration transferred								€ 226,400,000
Non-controlling interests [member] | Raging River [Member]
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Number of shares issued | shares				1,958,378
Par value per share | $ / shares																	$ 0
Proceeds from issue of shares				€ 16,700,000
Non-controlling interests [member] | Super Group Ltd [Member]
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Par value per share | € / shares				€ 0
Number of instruments or interests issued or issuable | shares				1,958,378
Non-controlling interests [member] | Fengari [Member]
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Number of shares issued | shares						2,935,958	2,935,958
Proceeds from issue of shares							€ 1,400,000
Non-controlling interests [member] | Pelion [Member]
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Par value per share | € / shares						€ 0	€ 0
Proceeds from issue of shares							€ 4,800,000
Issued capital [member]
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Proceeds from issue of shares				€ 16,700,000		€ 6,200,000
Issued capital [member] | Raging River [Member]
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Business acquisition equity interest issued or issuable value assigned				€ 16,700,000